Subsequent events (Details)	1 Months Ended					3 Months Ended		6 Months Ended
	Sep. 30, 2022 USD ($) vessel	Aug. 31, 2022 USD ($) vessel $ / shares shares	Jul. 31, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Sep. 30, 2022 $ / shares shares	Jun. 30, 2022 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings							$ 313,100,000		$ 507,764,000	$ 341,449,000
Declaration of dividend
Disclosure of non-adjusting events after reporting period [line items]
Dividends per share (in USD per share) | $ / shares			$ 0.10
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase, number of shares repurchased (in shares) | shares						1,397,220
Stock repurchase, average purchase price (in USD per share) | $ / shares						$ 38.32
Major ordinary share transactions | Other related parties | Eneti, Inc.
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase, number of shares repurchased (in shares) | shares		1,293,661
Stock repurchase, average purchase price (in USD per share) | $ / shares		$ 38.65
Exercise of purchase option
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings		$ 95,000,000
Number of leased vessels under exercised purchase option | vessel	9	6
Exercise of purchase option | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Decrease in debt								$ 160,800,000
Time charter out agreement on STI Goal
Disclosure of non-adjusting events after reporting period [line items]
Time charter out agreement, term			3 years
Time charter out agreement, rate			$ 30,380
Time charter out agreement, rate, year four			32,380
Time charter out agreement, rate, year five			34,380
Time charter out agreement on STI Lombard
Disclosure of non-adjusting events after reporting period [line items]
Time charter out agreement, term		3 years
Time charter out agreement, rate		$ 32,750
Time charter out agreement, rate, year four		34,750
Time charter out agreement, rate, year five		36,750
Exercise Of Purchase Option On Handymax Product Tankers
Disclosure of non-adjusting events after reporting period [line items]
Number of leased vessels under exercised purchase option | vessel	2
Exercise Of Purchase Option On MR Product Tankers
Disclosure of non-adjusting events after reporting period [line items]
Number of leased vessels under exercised purchase option | vessel	4
Exercise Of Purchase Option On LR2 Product Tankers
Disclosure of non-adjusting events after reporting period [line items]
Number of leased vessels under exercised purchase option | vessel	3
Time Charter Out Agreement On STI Gauntlet
Disclosure of non-adjusting events after reporting period [line items]
Time charter out agreement, term	3 years
Time charter out agreement, rate	$ 32,750
Convertible Notes Due 2025
Disclosure of non-adjusting events after reporting period [line items]
Repayments of bonds, notes and debentures					$ 12,500,000
Average price per note					1,158.94
Principal amount					1,000
Proceeds from (repayments) of borrowings for convertible notes excluding debt issue costs, classified as financing activities					$ 12,600,000
Convertible Notes Due 2025 | June 2021 Convertible Notes Offering
Disclosure of non-adjusting events after reporting period [line items]
Issued price, percentage of par					106.00%
Convertible Notes Due 2025 | Repurchase of convertible notes due 2025
Disclosure of non-adjusting events after reporting period [line items]
Repayments of bonds, notes and debentures			1,500,000
Average price per note			1,145
Principal amount			1,000
Proceeds from (repayments) of borrowings for convertible notes excluding debt issue costs, classified as financing activities			$ 1,700,000
Issued price, percentage of par			107.00%
$157.5 million Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				$ 157,500,000			157,500,000		157,500,000
2020 $225 Million Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				225,000,000			$ 225,000,000		$ 225,000,000		$ 225,000,000.0
2020 $225 Million Credit Facility | Repayment Of 2020 $225.0 Million Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Repayments of bonds, notes and debentures		$ 20,000,000
Vessels | MR | STI Benicia | Non-current assets held for sale
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings				$ 14,200,000